Shareholder Report, Holdings (Details) - AQE Core ETF	Dec. 31, 2025
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Schwab US Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
Berkshire Hathaway Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
CH Robinson Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Estee Lauder Cos. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Large Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%